Pension and Other Postretirement Benefits (Tables)	9 Months Ended
Sep. 30, 2026
Defined Benefit Plan Disclosure [Line Items]
Schedule of components of net periodic benefit costs
Presented in the table below are the components of net periodic benefit costs:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2026	2025	2026	2025
Components of net periodic pension benefit cost:
Service cost	$3	$4	$10	$11
Interest cost	20	22	61	65
Expected return on plan assets	(23)	(22)	(69)	(67)
Amortization of prior service credit	—	—	(1)	(2)
Amortization of actuarial loss	4	6	12	17

Net periodic pension benefit cost	$4	$10	$13	$24

Components of net periodic other postretirement benefit credit:
Service cost	$1	$1	$1	$1
Interest cost	3	3	9	9
Expected return on plan assets	(3)	(3)	(9)	(9)
Amortization of prior service credit	(6)	(8)	(19)	(24)

Net periodic other postretirement benefit credit	$(5)	$(7)	$(18)	$(23)